Property, plant and equipment - Depreciation ranges (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property, plant and equipment
Capitalisation rate	7.40%	7.30%
Buildings and improvements | Minimum
Property, plant and equipment
Depreciation rate for property, plant and equipment	1.00%
Buildings and improvements | Maximum
Property, plant and equipment
Depreciation rate for property, plant and equipment	17.00%
Retail convenience centres | Minimum
Property, plant and equipment
Depreciation rate for property, plant and equipment	3.00%
Retail convenience centres | Maximum
Property, plant and equipment
Depreciation rate for property, plant and equipment	5.00%
Plant | Minimum
Property, plant and equipment
Depreciation rate for property, plant and equipment	2.00%
Plant | Maximum
Property, plant and equipment
Depreciation rate for property, plant and equipment	50.00%
Equipment | Minimum
Property, plant and equipment
Depreciation rate for property, plant and equipment	3.00%
Equipment | Maximum
Property, plant and equipment
Depreciation rate for property, plant and equipment	91.00%
Vehicles | Minimum
Property, plant and equipment
Depreciation rate for property, plant and equipment	5.00%
Vehicles | Maximum
Property, plant and equipment
Depreciation rate for property, plant and equipment	33.00%